October 31, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	John Hancock Funds II (the “Trust”), on behalf of: Small Cap Opportunities Fund (the “Fund”) File Nos. 333-126293; 811-21779

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust pursuant to: (1) the Securities Act of 1933, as amended, and Rule 485(a)(1) thereunder; and (2) the Investment Company Act of 1940, as amended (the “1940 Act”), is Post-Effective Amendment No. 144 (Amendment No. 146 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (the "Amendment"), including the Fund’s prospectus, Statement of Additional Information, and Part C. The Amendment is being filed solely to update information regarding the Fund’s investment strategies and subadvisors.

The Amendment is being filed pursuant to paragraph (a)(2) of Rule 485 and is intended to become effective on January 1, 2015.

This transmission contains a conformed signature page. One copy of the filing has been manually signed and held with the Trust’s records.

If you have any questions or comments concerning the foregoing, please call me at (617) 261-3240.

Sincerely,

/s/ George P. Attisano
George P. Attisano